Schedule of Investments
March 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–112.47%
Collateralized Mortgage Obligations–5.09%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$78,294	$78,168
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	85,098	4,773
6.50%, 04/25/2029 to 02/25/2033(b)	679,395	76,989
8.00%, 05/25/2030(b)	159,375	20,101
7.50%, 01/25/2032(b)	47,038	3,799
6.00%, 02/25/2033 to 09/25/2035(b)	879,283	106,627
6.00%, 10/25/2033(d)	70,719	10,416
5.50%, 11/25/2033 to 06/25/2035(b)	452,730	63,310
PO, 0.00%, 09/25/2032(c)	25,258	22,870
Fannie Mae REMICs,
IO, 2.50%, 12/25/2025 to 08/25/2049(b)	18,845,340	2,546,741
3.00%, 10/25/2026 to 07/25/2045(b)	3,680,240	2,758,779
8.00%, 08/18/2027 to 09/18/2027(b)	52,257	2,706
6.50%, 10/25/2028 to 05/25/2033(b)	61,809	53,124
0.75%, 10/25/2031(b)	2,010	26
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	386,372	31,265
3.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	48,788	4,842
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	30,361	1,697
3.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	32,137	2,865
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	75,764	7,491
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	105,540	10,816
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	163,810	13,283
3.35% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	33,754	3,614
3.55% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	214,621	23,257
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	131,871	11,388
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
3.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	$187,008	$26,364
6.00%, 05/25/2033(b)	9,401	1,404
1.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	544,040	43,900
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	27,825	1,440
2.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	110,639	6,859
3.50%, 08/25/2035 to 08/25/2042(b)	1,078,790	111,219
4.00%, 03/25/2041 to 08/25/2047(b)	494,324	283,371
2.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	94,032	7,508
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	323,415	36,573
4.50%, 02/25/2043(b)	214,089	26,212
5.50%, 07/25/2046(b)	212,958	28,667
1.45% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,400,902	134,800
2.00%, 03/25/2051(b)	5,817,105	760,808
1.91%, 02/25/2056(d)	3,417,922	189,678
7.00%, 03/18/2027 to 05/25/2033(b)	189,276	95,331
5.45% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	217,744	219,375
5.46% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	194,799	196,620
4.95% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	709,618	704,714
4.96% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	21,017	20,950
4.85% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	134,689	133,533
4.79% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	508,525	504,532
4.80% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	295,112	293,502
8.23% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	94,018	109,342
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	57,946	66,823
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	60,331	66,312
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.39% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	$496,743	$502,031
4.90% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	317,035	312,897
6.60%, 06/25/2039(a)	224,676	233,743
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K051, Class X1, IO, 0.48%, 09/25/2025(d)	49,634,708	85,853
Series K734, Class X1, IO, 0.63%, 02/25/2026(d)	15,771,467	49,264
Series K735, Class X1, IO, 0.96%, 05/25/2026(d)	15,112,648	120,998
Series K093, Class X1, IO, 0.94%, 05/25/2029(d)	12,627,730	409,241
Series Q004, Class AFL, 5.31% (12 mo. MTA Rate + 0.74%), 05/25/2044(e)	275,410	275,403
Freddie Mac REMICs,
3.50%, 11/15/2025 to 05/15/2032	287,786	282,044
1.50%, 08/15/2027	5,933,807	5,764,874
6.95%, 03/15/2028	44,141	44,592
6.50%, 08/15/2028 to 03/15/2032	575,323	584,549
5.06% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	49,147	49,192
6.00%, 01/15/2029 to 04/15/2029	81,043	82,171
4.81% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	45,853	45,741
5.37% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	52,359	52,533
4.86% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	85,359	85,021
5.11% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	12,293	12,290
8.00%, 03/15/2030	25,038	25,978
5.41% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	51,598	52,086
4.96% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	152,364	151,876
5.46% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	103,787	104,579
5.01% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	378,034	375,575
8.39% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	15,839	17,417
4.76% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	828,271	821,348
4.91% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	51,662	51,403
4.94% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	70,574	70,833
IO, 3.00%, 07/15/2026 to 12/15/2027(b)	1,425,986	51,659
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	$2,836	$41
2.50%, 09/15/2027 to 09/25/2048(b)	8,654,226	1,661,634
4.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	27	0
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	79,471	4,771
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	454,850	27,288
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	67,690	4,043
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	90,430	5,165
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	9,848	1,062
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	24,915	2,161
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	623,511	58,319
4.00%, 06/15/2038 to 03/15/2045(b)	98,430	84,166
2.12%, 02/15/2039(d)	1,185,661	108,212
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	136,398	11,709
1.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	212,596	20,576
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,930,168
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	113,432	3,298
3.15%, 12/15/2027(d)	32,597	907
6.50%, 02/01/2028(b)	9,779	600
7.00%, 09/01/2029(b)	102,493	10,144
7.50%, 12/15/2029(b)	9,111	995
8.00%, 06/15/2031(b)	204,749	30,166
6.00%, 12/15/2032(b)	46,577	5,437
0.00%, 12/01/2031 to 03/01/2032(c)	126,542	113,831
4.96% (30 Day Average SOFR + 0.61%), 05/15/2036(e)	412,068	410,096
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,089,462	1,102,974
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	208,238	181,075
		26,422,813
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Commercial & Residential Mortgage Finance–9.41%
TBA, 5.00%, 04/01/2040(f)	$700,000	$703,573
3.00%, 04/01/2055(f)	19,869,377	17,222,726
6.00%, 04/01/2055(f)	22,370,001	22,723,407
6.50%, 04/01/2055(f)	8,000,000	8,250,206
		48,899,912
Federal Home Loan Mortgage Corp. (FHLMC)–30.81%
6.50%, 07/01/2028 to 04/01/2034	237,799	245,991
6.00%, 03/01/2029 to 10/01/2029	96,996	99,414
2.50%, 02/01/2031 to 04/01/2052	39,437,841	33,314,930
8.50%, 03/01/2031 to 08/01/2031	51,464	54,318
7.00%, 10/01/2031 to 10/01/2037	99,335	104,059
7.50%, 01/01/2032 to 08/01/2037	2,647,593	2,758,413
3.00%, 02/01/2032 to 05/01/2050	25,966,682	23,343,410
8.00%, 08/01/2032	34,754	36,421
5.50%, 12/01/2036 to 05/01/2053	26,653,385	26,849,022
5.00%, 01/01/2037 to 07/01/2052	7,607,036	7,523,153
4.50%, 05/01/2038 to 07/01/2052	14,565,053	14,122,187
5.35%, 07/01/2038 to 10/17/2038	869,767	877,945
5.45%, 11/25/2038	828,263	838,587
5.80%, 01/20/2039	326,210	327,731
4.00%, 06/01/2042 to 07/01/2049	14,247,622	13,554,348
3.50%, 09/01/2045 to 05/01/2050	15,524,735	14,253,292
2.00%, 05/01/2051 to 01/01/2052	23,140,026	18,553,362
ARM, 4.95% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	3,191,993	3,269,527
		160,126,110
Federal National Mortgage Association (FNMA)–43.01%
4.50%, 07/01/2025 to 07/01/2044	2,993,564	2,952,003
5.50%, 09/01/2025 to 04/01/2038	2,031,167	2,069,773
6.50%, 01/01/2027 to 11/01/2038	1,112,030	1,151,552
7.50%, 02/01/2027 to 08/01/2037	910,993	936,428
5.00%, 06/01/2027 to 01/01/2053	7,765,326	7,677,184
6.00%, 05/01/2028 to 10/01/2053	10,185,894	10,476,929
3.00%, 02/01/2029 to 01/01/2052	42,931,315	38,729,925
7.00%, 04/01/2029 to 01/01/2036	715,700	747,521
9.50%, 04/01/2030	39	39
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.63%, 08/01/2032	$39,137	$38,985
8.50%, 10/01/2032	85,748	89,442
8.00%, 04/01/2033	82,489	86,521
3.50%, 11/01/2034 to 05/01/2050	34,750,590	32,499,302
2.00%, 09/01/2035 to 03/01/2052	72,387,942	59,848,885
5.45%, 01/01/2038	217,926	219,440
4.00%, 02/01/2042 to 03/01/2050	29,310,177	27,845,872
2.50%, 10/01/2050 to 02/01/2052	42,345,780	35,673,358
ARM, 6.86% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,391,826	2,473,307
		223,516,466
Government National Mortgage Association (GNMA)–24.15%
3.00%, 12/16/2025 to 02/20/2050	2,330,298	2,077,191
7.00%, 12/15/2027 to 01/20/2030	75,899	76,672
6.50%, 03/15/2028 to 10/15/2028	7,952	8,047
6.00%, 06/15/2028 to 04/20/2029	31,511	32,244
7.50%, 06/15/2028 to 08/15/2028	58,628	58,833
5.50%, 05/15/2033 to 10/15/2034	177,806	180,522
6.95%, 11/20/2033(a)	341,256	355,054
5.00%, 11/20/2037	203,195	201,877
5.88%, 01/20/2039(a)	512,555	529,505
4.53%, 07/20/2041(a)	627,165	629,307
4.74%, 09/20/2041	422,291	426,314
4.89% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	324,138	328,542
3.50%, 05/20/2046 to 06/20/2050	9,480,087	8,745,741
4.00%, 02/20/2048 to 03/20/2050	3,233,729	3,035,243
IO, 2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	694,830	45,704
4.50%, 09/16/2047(b)	563,156	79,668
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	552,306	66,096
TBA, 2.00%, 04/01/2055(f)	23,444,000	19,177,546
2.50%, 04/01/2055(f)	25,448,000	21,709,089
3.00%, 04/01/2055(f)	16,451,813	14,574,003
4.50%, 04/01/2055(f)	7,000,000	6,716,719
5.00%, 04/01/2055(f)	11,820,000	11,627,314
5.50%, 04/01/2055(f)	17,260,000	17,298,169
6.00%, 04/01/2055(f)	7,600,000	7,714,360
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
6.50%, 04/01/2055(f)	$4,000,000	$4,095,217
Series 2020-137, Class A, 1.50%, 04/16/2062	7,565,448	5,704,486
		125,493,463
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $642,025,204)		584,458,764
Certificates of Deposit–5.20%
Diversified Banks–3.85%
Bank of Nova Scotia (Canada), 4.68% (SOFR + 0.35%), 10/17/2025(e)	7,000,000	7,005,072
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.68% (SOFR + 0.34%), 01/30/2026(e)	10,000,000	10,001,913
Mizuho Bank Ltd. (Japan), 4.66% (SOFR + 0.33%), 02/19/2026(e)	3,000,000	3,000,825
		20,007,810
Homebuilding–1.35%
Standard Chartered Bank (United Kingdom), 4.73% (SOFR + 0.36%), 07/24/2025(e)	7,000,000	7,009,555
Total Certificates of Deposit (Cost $27,000,260)		27,017,365

Asset-Backed Securities–4.96%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	141,322	124,130
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,045,409	972,732
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	135,707	129,093
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,085,863
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	516,226	474,444
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(d)	11,270,659	134,142
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(d)	5,803,387	96,716
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,213,294	1,113,060
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	889,347	806,606
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	10,730	9,453
Series 2007-A2, Class 2A1, 6.68%, 06/25/2035(a)	152,602	152,247
Series 2007-A2, Class 2A4, 6.68%, 06/25/2035(a)	140,972	139,985
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(d)	15,450,419	307,552
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.72%, 08/25/2034(a)	$21,550	$20,383
Series 2005-11, Class A2A, 7.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	350,302	363,003
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	5,786	5,674
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.68%, 08/10/2048(d)	28,828,609	288
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	532,351	514,391
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.97% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	77,610	74,390
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(a)(g)	958,775	926,942
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	276,063	253,131
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 6.26%, 06/25/2034(a)	143,457	141,242
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,270,846	1,126,070
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	211,934	193,273
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.97% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	11,630	11,142
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	146,188	136,176
Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(a)	40,918	38,490
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.68%, 02/25/2035(a)	181,670	173,984
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	510,322	483,900
Series 2017-5, Class A1, 5.01%, 10/26/2048(a)(g)	127,531	128,546
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	112,484	102,554
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	479,496	444,755
Luminent Mortgage Trust, Series 2006-1, Class A1, 5.15% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	24,060	20,818
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.87%, 04/21/2034(a)	74,383	73,313
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	$124,082	$115,631
Series 2005-A, Class A1, 4.89% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	180,698	171,923
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(d)	5,335,165	102,884
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	24,031	19,212
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	3,269,426	2,979,461
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	312,511	298,609
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	186,022	169,652
Series 2004-20, Class 3A1, 3.98%, 01/25/2035(a)	18,363	18,227
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	17	17
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(d)	8,769,448	164,096
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	2,115,369	21
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	1,311,307	13
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	3,776,687	467
Series 2002-3, Class IO, 0.16%, 08/15/2032(a)	3,903,384	10,019
Series 2003-1, Class IO, 0.02%, 11/15/2032(a)	6,821,818	855
Verus Securitization Trust,
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(g)	395,648	390,818
Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	5,598,156	5,726,553
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.51%, 10/25/2033(a)	93,960	90,732
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	27,993	24,228
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(d)	8,710,517	164,754
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,798,500	2,562,921
Total Asset-Backed Securities (Cost $28,504,002)		25,789,581
Principal Amount		Value

Agency Credit Risk Transfer Notes–2.73%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 7.69% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	$5,550,000	$5,825,574
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 7.69% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,797,200
Series 2022-HQA3, Class M1, STACR®, 6.64% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	3,495,005	3,559,983
Total Agency Credit Risk Transfer Notes (Cost $13,784,282)		14,182,757
Commercial Paper–2.12%(h)
Diversified Banks–0.96%
ING US Funding LLC (Netherlands), 4.70% (SOFR + 0.36%), 10/24/2025(e)(g)	5,000,000	5,004,317
Diversified Financial Services–1.16%
JP Morgan Securities LLC, 4.74% (SOFR + 0.39%), 11/26/2025(e)(g)	6,000,000	6,004,690
Total Commercial Paper (Cost $11,000,000)		11,009,007
U.S. Treasury Securities–0.17%
U.S. Treasury Bills–0.17%
4.23% - 4.25%, 05/29/2025 (Cost $865,147)(h)(i)	871,000	865,061
Shares
Money Market Funds–1.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(j)(k) (Cost $6,577,979)	6,577,979	6,577,979
TOTAL INVESTMENTS IN SECURITIES–128.91% (Cost $729,756,874)		669,900,514
OTHER ASSETS LESS LIABILITIES—(28.91)%		(150,255,054)
NET ASSETS–100.00%		$519,645,460

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(1.90)%
Commercial & Residential Mortgage Finance–(1.90)%
TBA, 2.00%, 04/01/2055(h), (Total Proceeds $(9,935,500))	$(12,400,000)	$(9,856,637)
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2025.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2025.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2025.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $44,216,086, which represented 8.51% of the Fund’s Net Assets.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,675,101	$32,974,013	$(32,071,135)	$-	$-	$6,577,979	$54,882

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	29	June-2025	$3,225,344	$1,136	$1,136
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	62	June-2025	(12,844,657)	(15,116)	(15,116)
U.S. Treasury 5 Year Notes	65	June-2025	(7,030,156)	(73,764)	(73,764)
U.S. Treasury 10 Year Ultra Notes	32	June-2025	(3,652,000)	(32,320)	(32,320)
U.S. Treasury Long Bonds	35	June-2025	(4,104,844)	(39,321)	(39,321)
U.S. Treasury Ultra Bonds	33	June-2025	(4,034,250)	(27,920)	(27,920)
Subtotal—Short Futures Contracts				(188,441)	(188,441)
Total Futures Contracts				$(187,305)	$(187,305)

(a)	Futures contracts collateralized by $161,431 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$584,458,764	$—	$584,458,764
Certificates of Deposit	—	27,017,365	—	27,017,365
Asset-Backed Securities	—	25,789,581	—	25,789,581
Agency Credit Risk Transfer Notes	—	14,182,757	—	14,182,757
Commercial Paper	—	11,009,007	—	11,009,007
U.S. Treasury Securities	—	865,061	—	865,061
Money Market Funds	6,577,979	—	—	6,577,979
Total Investments in Securities	6,577,979	663,322,535	—	669,900,514
Other Investments - Assets*
Futures Contracts	1,136	—	—	1,136
Other Investments - Liabilities*
Securities Sold Short	—	(9,856,637)	—	(9,856,637)
Futures Contracts	(188,441)	—	—	(188,441)
	(188,441)	(9,856,637)	—	(10,045,078)
Total Other Investments	(187,305)	(9,856,637)	—	(10,043,942)
Total Investments	$6,390,674	$653,465,898	$—	$659,856,572

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
Invesco Quality Income Fund